Organization and Nature of Operations (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2022
Shengfeng Holding Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Tianyu
Fujian Tianyu Shengfeng Logistics Co., Ltd. (“Tianyu”) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 16, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Shengfeng VIE
Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE”) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 07, 2001
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 15, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Xiamen Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Dec. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hainan Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hainan, the PRC
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Jan. 09, 2004
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Apr. 13, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Guizhou) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Guizhou, the PRC
Date of incorporation or acquisition	Aug. 15, 2017
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Tianjin) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Tianjin, the PRC
Date of incorporation or acquisition	Mar. 08, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Shandong) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Mar. 15, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Hebei Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Feb. 17, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Henan) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Henan, the PRC
Date of incorporation or acquisition	Mar. 28, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Liaoning) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Mar. 02, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuzhou Shengfeng New Material Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[1]
Date of incorporation or acquisition	Aug. 13, 2019	[1]
Percentage of direct or indirect	0.00%	[1]
Principal activities	Packaging material manufacturing	[1]
Shengfeng Logistics (Yunnan) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Yunnan, the PRC
Date of incorporation or acquisition	Jan. 25, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Guangxi) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Guangxi, the PRC
Date of incorporation or acquisition	Feb. 01, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hubei Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Dec. 15, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Aug. 26, 2015
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shanghai Shengxu Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Jun. 04, 2003
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hangzhou Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Jun. 10, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Nanjing Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Suzhou Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Jan. 14, 2005
Percentage of direct or indirect	90.00%
Principal activities	Transportation and warehouse storage management service
Suzhou Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangsu, the PRC	[2]
Date of incorporation or acquisition	Aug. 09, 2019	[2]
Percentage of direct or indirect	100.00%	[2]
Principal activities	Transportation and warehouse storage management service	[2]
Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Jun. 19, 2014
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuzhou Shengfeng Transportation Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 18, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Diaobingshan Hengde Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Liaoning, the PRC	[3]
Date of incorporation or acquisition	Apr. 23, 2018	[3]
Percentage of direct or indirect	0.00%	[3]
Principal activities	Transportation and warehouse storage management service	[3]
Sichuan Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Sichuan, the PRC
Date of incorporation or acquisition	Jun. 27, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fujian Shengfeng Logistics Co., Ltd.[Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 02, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fujian Dafengche Information Technology Co. Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Aug. 26, 2020
Percentage of direct or indirect	100.00%
Principal activities	Software engineering
Ningde Shengfeng Logistics Co. Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[4]
Date of incorporation or acquisition	Nov. 12, 2018	[4]
Percentage of direct or indirect	51.00%	[4]
Principal activities	Transportation and warehouse storage management service	[4]
Fujian Fengche Logistics Co., Ltd.(e) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Oct. 28, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation service
Fujian Hangfeng Logistics Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[5]
Date of incorporation or acquisition	Oct. 13, 2020	[5]
Percentage of direct or indirect	0.00%	[5]
Principal activities	Online service	[5]
Shengfeng Logistics (Zhejiang) Co., Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Feb. 01, 2021
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Chengdu Shengfeng Supply Chain Management Co., Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Chengdu, the PRC
Date of incorporation or acquisition	Oct. 12, 2021
Percentage of direct or indirect	100.00%
Principal activities	Supply chain service
Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[6]
Date of incorporation or acquisition	Sep. 23, 2022	[6]
Percentage of direct or indirect	100.00%	[6]
Principal activities	Supply chain service	[6]
Yichun Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangxi, the PRC
Date of incorporation or acquisition	Dec. 01, 2022
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service

[1]	On July 14, 2021, Shengfeng Logistics entered into a share transfer agreement with Dongguan Suxing New Material Co., Ltd (“Dongguan Suxing”), a related party, to transfer its 51% equity interest in Fuzhou Shengfeng New Material Technology Co., Ltd. (“New Material Technology”) to Dongguan Suxing for a consideration of $468,973 (RMB3,060,000). The aforementioned transaction was completed during the year ended December 31, 2021. The Company has continued to operate the transportation business through the VIE’s other subsidiaries. Since New Material Technology’s operating revenue was less than 1% of the Company’s consolidated revenue, the transfer did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. The results of operations for New Material Technology were not reported as discontinued operations in the consolidated financial statements.
[2]	On July 8, 2021, Suzhou Shengfeng Supply Chain Management Co, Ltd. became a wholly owned subsidiary of Shengfeng Logistics.
[3]	On April 20, 2021, Shengfeng Logistics entered into a share transfer agreement with Mr. Sun Mingyang, an unrelated third party, among others, to transfer its 51% equity interest in Diaobingshan Hengde Logistics Co., Ltd. to Mr. Sun Mingyang for a consideration of approximately $0.3 million. The aforementioned transaction was completed during the year ended December 31, 2021. The Company has continued to operate the transportation business through the VIE’s other subsidiaries. Since Diaobingshan Hengde Logistics Co., Ltd.’s operating revenue was less than 1% of the Company’s consolidated revenue, the transfer did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. The results of operations for Diaobingshan Hengde Logistics Co., Ltd. were not reported as discontinued operations in the consolidated financial statements.
[4]	On January 5, 2022, Shengfeng Logistics entered into a share transfer agreement with Fuzhou Puhui Technology Co., Ltd. (“Fuzhou Puhui”), an unrelated third party, to transfer its 49% equity interest in Ningde Shengfeng Logistics Co., Ltd. (“Ningde Shengfeng”) to Fuzhou Puhui. According to the share transfer agreement, instead of paying any cash consideration to Shengfeng Logistics, Fuzhou Puhui was required to make a capital contribution to fulfill the required registered capital (approximately $14.4 million or RMB100 million) based on its 49% ownership interest (approximately $7.0 million or RMB49 million). The aforementioned transaction has been completed. After the transaction, the Company owned a 51% equity interest in Ningde Shengfeng.
[5]	On March 16, 2022, Fujian Hangfeng Logistics Technology Co., Ltd. was deregistered, as it has not commenced business operations and the Company has cancelled the future plans for such entity.
[6]	On September 23, 2022, Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. was set up in Fujian, China. This entity is fully owned by Shengfeng Logistics Group Co., Ltd. and will provide supply chain service in the future.